VESSELS UNDER CAPITAL LEASES, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of vessels under capital leases, net:
Cost	$ 168,492,000	$ 600,733,000
Accumulated depreciation and amortization	(40,799,000)	(115,101,000)
Capital Leases, Balance Sheet, Assets by Major Class, Net	127,693,000	485,632,000
Number of leased shipping vessels	1	3
Drydocking costs
Components of vessels under capital leases, net:
Cost	8,100,000	9,900,000
Accumulated depreciation and amortization	(900,000)	(6,700,000)
Assets Held under Capital Leases [Member]
Components of vessels under capital leases, net:
Depreciation and amortization expense	$ 11,900,000	$ 16,600,000	$ 16,600,000